Other income (Tables)	3 Months Ended
Jun. 30, 2020
Other Income [Line Items]
Disclosure Of Other Operating Income Explanatory

Note 5 Other income

	For the quarter ended			Year-to-date
USD million	30.6.20	31.3.20	30.6.19	30.6.20	30.6.19
Associates, joint ventures and subsidiaries
Net gains / (losses) from acquisitions and disposals of subsidiaries[1]	(2)	8	10	7	11
Net gains / (losses) from disposals of investments in associates	0	0	0	0	4
Share of net profits of associates and joint ventures	13	16	10	29	25
Impairments related to associates	0	0	(1)	0	(1)
Total	11	25	20	36	39
Net gains / (losses) from disposals of financial assets measured at fair value through other comprehensive income	15	9	1	24	2
Income from properties[2]	6	7	6	13	13
Net gains / (losses) from properties held for sale	9	0	7	9	7
Income from shared services provided to UBS Group AG or its subsidiaries	106	106	127	212	247
Other	7	17	70	24	91
Total other income	153	164	232	317	400
1 Includes foreign exchange gains / (losses) reclassified from other comprehensive income related to the disposal or closure of foreign operations. 2 Includes rent received from third parties.